7 Trade Accounts Receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	R$ 3,182,567	R$ 3,107,006
Current	3,120,168	2,944,091
Noncurrent	62,399	162,915
Balance Falling Due [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	2,697,862
Overdue Up To 90 Days [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	386,761
Less Than 1 Year [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	97,944
CCEE [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	119,665
Customers [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	2,498,744	2,487,806
Customers [Member] | Balance Falling Due [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	1,831,011
Customers [Member] | Overdue Up To 90 Days [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	370,051
Customers [Member] | Less Than 1 Year [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	297,682
Customers [Member] | Residential [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	579,715	584,621
Customers [Member] | Residential [Member] | Balance Falling Due [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	346,883
Customers [Member] | Residential [Member] | Overdue Up To 90 Days [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	203,471
Customers [Member] | Residential [Member] | Less Than 1 Year [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	29,361
Customers [Member] | Industrial [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	298,719	365,020
Customers [Member] | Industrial [Member] | Balance Falling Due [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	184,959
Customers [Member] | Industrial [Member] | Overdue Up To 90 Days [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	30,440
Customers [Member] | Industrial [Member] | Less Than 1 Year [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	83,320
Customers [Member] | Commercial [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	363,986	372,914
Customers [Member] | Commercial [Member] | Balance Falling Due [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	271,065
Customers [Member] | Commercial [Member] | Overdue Up To 90 Days [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	63,557
Customers [Member] | Commercial [Member] | Less Than 1 Year [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	29,364
Customers [Member] | Rural [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	103,271	89,634
Customers [Member] | Rural [Member] | Balance Falling Due [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	77,716
Customers [Member] | Rural [Member] | Overdue Up To 90 Days [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	20,419
Customers [Member] | Rural [Member] | Less Than 1 Year [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	5,136
Customers [Member] | Public Entities [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	55,847	56,920
Customers [Member] | Public Entities [Member] | Balance Falling Due [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	44,608
Customers [Member] | Public Entities [Member] | Overdue Up To 90 Days [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	7,523
Customers [Member] | Public Entities [Member] | Less Than 1 Year [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	3,716
Customers [Member] | Public Lighting [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	38,523	39,114
Customers [Member] | Public Lighting [Member] | Balance Falling Due [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	38,470
Customers [Member] | Public Lighting [Member] | Overdue Up To 90 Days [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	51
Customers [Member] | Public Lighting [Member] | Less Than 1 Year [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	2
Customers [Member] | Public Service [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	44,983	42,702
Customers [Member] | Public Service [Member] | Balance Falling Due [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	43,660
Customers [Member] | Public Service [Member] | Overdue Up To 90 Days [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	882
Customers [Member] | Public Service [Member] | Less Than 1 Year [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	441
Customers [Member] | Unbilled - captives [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	516,203	478,328
Customers [Member] | Unbilled - captives [Member] | Balance Falling Due [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	516,203
Customers [Member] | Unbilled - captives [Member] | Overdue Up To 90 Days [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable
Customers [Member] | Unbilled - captives [Member] | Less Than 1 Year [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable
Customers [Member] | Energy Installments Plan - captives [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	204,192	197,951
Customers [Member] | Energy Installments Plan - captives [Member] | Balance Falling Due [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	124,151
Customers [Member] | Energy Installments Plan - captives [Member] | Overdue Up To 90 Days [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	16,280
Customers [Member] | Energy Installments Plan - captives [Member] | Less Than 1 Year [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	63,761
Customers [Member] | Low Income Subsidy-Eletrobras [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	12,174	11,958
Customers [Member] | Low Income Subsidy-Eletrobras [Member] | Balance Falling Due [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	12,174
Customers [Member] | Low Income Subsidy-Eletrobras [Member] | Overdue Up To 90 Days [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable
Customers [Member] | Low Income Subsidy-Eletrobras [Member] | Less Than 1 Year [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable
Customers [Member] | Other Receivables [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	148,375	138,116
Customers [Member] | Other Receivables [Member] | Balance Falling Due [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	42,433
Customers [Member] | Other Receivables [Member] | Overdue Up To 90 Days [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	23,362
Customers [Member] | Other Receivables [Member] | Less Than 1 Year [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	82,580
Customers [Member] | Free Consumers [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	132,756	110,528
Customers [Member] | Free Consumers [Member] | Balance Falling Due [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	128,689
Customers [Member] | Free Consumers [Member] | Overdue Up To 90 Days [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	4,066
Customers [Member] | Free Consumers [Member] | Less Than 1 Year [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	1
Concessionaires, Permission holder and Trading Companies [Member] | Regulated contracts [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	159,492	66,294
Concessionaires, Permission holder and Trading Companies [Member] | Regulated contracts [Member] | Balance Falling Due [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	148,410
Concessionaires, Permission holder and Trading Companies [Member] | Regulated contracts [Member] | Overdue Up To 90 Days [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	4,289
Concessionaires, Permission holder and Trading Companies [Member] | Regulated contracts [Member] | Less Than 1 Year [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	6,793
Concessionaires, Permission holder and Trading Companies [Member] | Bilateral Contracts [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	191,463	186,252
Concessionaires, Permission holder and Trading Companies [Member] | Bilateral Contracts [Member] | Balance Falling Due [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	183,973
Concessionaires, Permission holder and Trading Companies [Member] | Bilateral Contracts [Member] | Overdue Up To 90 Days [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	74
Concessionaires, Permission holder and Trading Companies [Member] | Bilateral Contracts [Member] | Less Than 1 Year [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	7,416
Concessionaires, Permission holder and Trading Companies [Member] | CCEE [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	315,712	323,657
Concessionaires, Permission holder and Trading Companies [Member] | CCEE [Member] | Balance Falling Due [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	196,047
Concessionaires, Permission holder and Trading Companies [Member] | CCEE [Member] | Overdue Up To 90 Days [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable
Concessionaires, Permission holder and Trading Companies [Member] | CCEE [Member] | Less Than 1 Year [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	119,665
Concessionaires, Permission holder and Trading Companies [Member] | Energy Suplies [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	666,667	576,203
Concessionaires, Permission holder and Trading Companies [Member] | Energy Suplies [Member] | Balance Falling Due [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	528,430
Concessionaires, Permission holder and Trading Companies [Member] | Energy Suplies [Member] | Overdue Up To 90 Days [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	4,363
Concessionaires, Permission holder and Trading Companies [Member] | Energy Suplies [Member] | Less Than 1 Year [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	133,874
Concessionaires, Permission holder and Trading Companies [Member] | Charges From Using Transmission Grid [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	215,582	208,060
Concessionaires, Permission holder and Trading Companies [Member] | Charges From Using Transmission Grid [Member] | Balance Falling Due [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	203,125
Concessionaires, Permission holder and Trading Companies [Member] | Charges From Using Transmission Grid [Member] | Overdue Up To 90 Days [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	4,511
Concessionaires, Permission holder and Trading Companies [Member] | Charges From Using Transmission Grid [Member] | Less Than 1 Year [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	7,946
Telecommunications [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	67,304	62,985
Telecommunications [Member] | Balance Falling Due [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	50,752
Telecommunications [Member] | Overdue Up To 90 Days [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	10,094
Telecommunications [Member] | Less Than 1 Year [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	6,458
Gas Distribution [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	111,026	103,340
Gas Distribution [Member] | Balance Falling Due [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	90,510
Gas Distribution [Member] | Overdue Up To 90 Days [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	9,228
Gas Distribution [Member] | Less Than 1 Year [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	11,288
Expected Credit Losses [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	(376,756)	R$ (331,388)
Expected Credit Losses [Member] | Balance Falling Due [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	(5,966)
Expected Credit Losses [Member] | Overdue Up To 90 Days [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	(11,486)
Expected Credit Losses [Member] | Less Than 1 Year [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	R$ (359,304)